S000036776 [Member] Expense Example - iShares J.P. Morgan EM Corporate Bond ETF - iShares J.P. Morgan EM Corporate Bond ETF	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628